Stock-based Compensation (PSU Assumptions and Fair Value) (Details) - Share Units Plan [Member] - Equity Settled Awards [Member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
PSU-ROIC [Member]
Assumptions
Stock price (in dollars per share)	$ 166.67	$ 157.91	$ 153.81
Expected stock price volatility	20.00%	26.00%	25.00%
Expected term (years)	3 years	3 years	3 years
Risk-free interest rate	3.80%	3.38%	1.58%
Dividend rate (in dollars per share)	$ 3.38	$ 3.16	$ 2.93
Weighted-average grant date fair value (in dollars per share)	166.63	89.37	81.03
PSU-TSR [Member]
Assumptions
Weighted-average grant date fair value (in dollars per share)	217.75	174.04	180.18
RSUs [Member]
Assumptions
Weighted-average grant date fair value (in dollars per share)	$ 166.64	$ 142.39	$ 132.53